Intangible assets - Summary of exploration and evaluation expenditure (Parenthetical and Footnotes) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
Proceeds from disposal of exploration and evaluation assets	$ 10	$ 233	$ 3
Valeria [Member]
Disclosure of detailed information about intangible assets [Line Items]
Gain on sales of undeveloped properties		83
Winchester South [Member]
Disclosure of detailed information about intangible assets [Line Items]
Gain on sales of undeveloped properties		$ 195